Finance Lease Liabilities, Net - Schedule of Finance Lease (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Assets Under a Finance Lease [Abstract]
Cost	$ 723,444	$ 655,371
Less: Accumulated depreciation	(280,286)	(215,038)
Net book value	$ 443,158	$ 440,333